Investment Risks	Apr. 30, 2026
Mairs & Power Fund | Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Mairs & Power Fund | Fund Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fund Management Risk
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Mairs & Power Fund | Information Technology Sector Risk Member
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Risk [Text Block]
Information Technology Sector Risk
To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Mairs & Power Fund | Large-Cap Risk Member
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Risk [Text Block]
Large-Cap Risk
Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

Mairs & Power Fund | Minnesota/Upper Midwest Geographic Risk Member
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Minnesota/Upper Midwest Geographic Risk
The Fund has signigicant exposure to companies located in Minnesota and other states in the Upper Midwest region. As a result, the Fund is more susceptible to economic, political, regulatory, or other events affecting that region than a fund with more geographically diversified investments.
Mairs & Power Fund | Recent Market Events Risk; General Market Events Risk Member
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Risk [Text Block]
Recent Market Events Risk; General Market Events Risk
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Mairs & Power Fund | Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Emphasis Risk
To the extent the Fund emphasizes investments in a particular sector, the Fund will be subject to a greater degree of risks particular to that sector because companies in the sector may share common characteristics and may react similarly to market developments. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.
Mairs & Power Fund | Securities Of Foreign Issuers And ADRs Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities of Foreign Issuers and ADRs Risk
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Mairs & Power Fund | Small-Cap And Mid-Cap Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Cap and Mid-Cap Securities Risk
Small-cap and mid-cap companies may have a shorter history of operations and be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Mairs & Power Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
Mairs & Power Balanced Fund | Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Mairs & Power Balanced Fund | Fund Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fund Management Risk
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Mairs & Power Balanced Fund | Large-Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Risk
Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges.
Mairs & Power Balanced Fund | Minnesota/Upper Midwest Geographic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Minnesota/Upper Midwest Geographic Risk
The Fund has signigicant exposure to companies located in Minnesota and other states in the Upper Midwest region. As a result, the Fund is more susceptible to economic, political, regulatory, or other events affecting that region than a fund with more geographically diversified investments.
Mairs & Power Balanced Fund | Recent Market Events Risk; General Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risk; General Market Events Risk
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility.
Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Mairs & Power Balanced Fund | Securities Of Foreign Issuers And ADRs Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities of Foreign Issuers and ADRs Risk
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Mairs & Power Balanced Fund | Small-Cap And Mid-Cap Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Cap and Mid-Cap Securities Risk
Small-cap and mid-cap companies may have a shorter history of operations and be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Mairs & Power Balanced Fund | Convertible Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Debt Securities Risk
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. Consequently, the value of the convertible security may be exposed to the market risk of the underlying stock, interest rate risk and the credit risk of the issuer.

Mairs & Power Balanced Fund | Debt Securities Rated Less Than Investment-Grade Risk Member
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Risk [Text Block]
Debt Securities Rated Less than Investment-Grade Risk
These securities have a higher degree of credit risk than investment-grade securities. Companies that issue these lower rated securities (also known as “high yield” or “junk bonds”) are often highly leveraged and traditional methods of financing may not be available to them. Also, market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions.

Mairs & Power Balanced Fund | Fixed Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Risk
Risks related to fixed income investments include credit risk, interest rate risk, prepayment risk, extension risk and call risk, among others. Credit risk is the risk that the issuer of a debt security will fail to make interest and principal payments when due. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to an increase in market interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. For example, the market price of a debt security with a duration of four years would be expected to fall approximately 4% if interest rates rose by one percentage point immediately. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield. Extension risk is the risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities. Call risk is the risk that an issuer, especially during a period of falling interest rates, may call (redeem) a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Mairs & Power Balanced Fund | Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
Government Obligations Risk
No assurance can be given that the U.S. Government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. Government. While the U.S. Government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.

Mairs & Power Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
Mairs & Power Small Cap Fund | Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Mairs & Power Small Cap Fund | Fund Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fund Management Risk
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Mairs & Power Small Cap Fund | Minnesota/Upper Midwest Geographic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Minnesota/Upper Midwest Geographic Risk
The Fund has signigicant exposure to companies located in Minnesota and other states in the Upper Midwest region. As a result, the Fund is more susceptible to economic, political, regulatory, or other events affecting that region than a fund with more geographically diversified investments.
Mairs & Power Small Cap Fund | Recent Market Events Risk; General Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risk; General Market Events Risk
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Mairs & Power Small Cap Fund | Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Emphasis Risk
To the extent the Fund emphasizes investments in a particular sector, the Fund will be subject to a greater degree of risks particular to that sector because companies in the sector may share common characteristics and may react similarly to market developments. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.

Mairs & Power Small Cap Fund | Securities Of Foreign Issuers And ADRs Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities of Foreign Issuers and ADRs Risk
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Mairs & Power Small Cap Fund | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk
To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.

Mairs & Power Small Cap Fund | Initial Public Offering (IPO) Risk Member
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Risk [Text Block]
Initial Public Offering (IPO) Risk
The Fund may invest in initial public offerings by small-cap companies, which can involve greater risks than investments in companies which are already publicly traded. The companies which undergo IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. In addition, stock prices of IPOs can be highly unstable due to the absence of a prior public market and other factors.
Mairs & Power Small Cap Fund | Small-Cap Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Securities Risk
Generally, companies with smaller market capitalizations have fewer shares traded daily, less liquidity, and greater price volatility than companies with larger market capitalizations. In addition, small-cap companies tend to have shorter track records, a more limited product or service base, more limited access to capital, and a greater possibility of failing. These factors increase the risk of investing in small-cap companies, as compared to mid-cap and large-cap companies.

Mairs & Power Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.